SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2022 through the issuance date of these financial statements, and there are no events requiring disclosure other than those described below:

Subsequent to December 31, 2022, the Company issued 200,000 shares of Series B Preferred Stock to the seller as satisfaction of the consideration owed to Philon Labs for the acquisition of intangible assets.

On July 29, 2024, the Company entered into an Exchange Agreement with Mycotopia, Inc., its subsidiary, whereby Ehave, Inc. exchanged 9,793,754 shares of Mycotopia’s common stock for one share of Series A Preferred Stock.

On November 6, 2024, the Company issued 254,642 shares of common stock to a consultant as consideration for services rendered for the Company.

On November 6, 2024, the Company issued 254,642 shares of common stock to a consultant as consideration for services agreed to under a professional services agreement.